INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	3 Months Ended
Sep. 30, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

4.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

4.1.  Cash and cash equivalents

	09/30/2025	06/30/2025
Cash at bank and on hand	11,728,206	19,488,145
Mutual funds	3,776,940	13,206,934
	15,505,146	32,695,079

4.2.  Other financial assets

	09/30/2025	06/30/2025
Current
Mutual funds	—	144,606
Shares of Moolec Science S.A.	151,972	976,425
Other investments	955,309	919,007
	1,107,281	2,040,038

	09/30/2025	06/30/2025
Non-current
Other investments	52	58
	52	58

4.3.  Trade receivables

	09/30/2025	06/30/2025
Current
Trade debtors	164,344,829	171,840,254
Allowance for impairment of trade debtors	(14,806,199)	(13,847,745)
Shareholders and other related parties (Note 14)	—	122
Allowance for credit notes to be issued	(1,000,000)	(711,663)
Trade debtors - Joint ventures and associates (Note 14)	4,696	4,179
Deferred checks	9,841,903	8,574,786
	158,385,229	165,859,933

	09/30/2025	06/30/2025
Non-current
Trade debtors	1,436,168	2,123,463
Allowance for impairment of trade debtors	(186,477)	(275,718)
Shareholders and other related parties (Note 14)	—	249,579
Trade debtors - Joint ventures and associates (Note 14)	409,510	409,510
	1,659,201	2,506,834

The book value is reasonably approximate to the fair value given its short-term nature.

4.4.  Other receivables

	09/30/2025	06/30/2025
Current
Taxes	8,912,531	8,884,305
Shareholders and other related parties (Note 14)	78,738	77,045
Other receivables - Joint ventures and associates (Note 14)	200,000	200,000
Prepayments to suppliers	6,025,332	5,834,158
Prepaid expenses and other receivables	259,754	251,590
Miscellaneous	1,126,553	614,883
	16,602,908	15,861,981

	09/30/2025	06/30/2025
Non-current
Taxes	430,025	576,538
Shareholders and other related parties (Note 14)	3,457,227	2,698,047
Other receivables - Joint ventures and associates (Note 14)	18,668,162	18,947,793
Reimbursements over exports	1,212,256	1,204,269
Loans receivables	230,000	230,000
Miscellaneous	200	3,883
	23,997,870	23,660,530

4.5.  Inventories

	09/30/2025	06/30/2025
Seeds	2,318,416	5,317,730
Resale products	36,209,378	42,228,777
Manufactured products	26,495,343	13,648,705
Goods in transit	6,817,390	6,024,201
Supplies	16,861,657	19,286,246
Agricultural products	3,570,682	4,612,064
Allowance for obsolescence	(3,680,270)	(3,506,454)
	88,592,596	87,611,269

Net of agricultural products	85,021,914	82,999,205

4.6.  Biological Assets

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the period	1,276,694	1,101,686	—	—	—	2,378,380
Initial recognition and changes in the fair value of biological assets at the point of harvest	87,979	72,561	—	—	—	160,540
Costs incurred during the period	574,524	272,905	128,269	21,909	38,669	1,036,276
Decrease due to harvest/disposals	(1,359,482)	(1,004,210)	—	—	—	(2,363,692)
Period ended September 30, 2025	579,715	442,942	128,269	21,909	38,669	1,211,504

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	—	—	220,682	73,452	—	294,134
Initial recognition and changes in the fair value of biological assets at the point of harvest	593,001	435,725	579,313	158,080	(1,256)	1,764,863
Costs incurred during the year	1,959,381	1,814,249	444,303	162,342	55,063	4,435,338
Decrease due to harvest/disposals	(1,275,688)	(1,148,288)	(1,244,298)	(393,874)	(53,807)	(4,115,955)
Year ended June 30, 2025	1,276,694	1,101,686	—	—	—	2,378,380

4.7.  Property, plant and equipment

Property, plant and equipment as of September 30, 2025 and 2024 included the following:

	Net carrying				Foreign	Net carrying
	amount			Depreciation	currency	amount
Class	06/30/2025	Additions	Transfers	of the period	translation	09/30/2025
Office equipment	369,451	3,750	—	(18,718)	2,755	357,238
Vehicles	1,337,784	—	—	(166,684)	337	1,171,437
Equipment and computer software	331,763	12,214	—	(58,610)	3,960	289,327
Fixtures and fittings	2,159,631	—	97,491	(219,083)	17,499	2,055,538
Machinery and equipment	14,441,869	77,641	334,265	(808,662)	53,785	14,098,898
Land and buildings	39,076,126	—	—	(258,690)	66,801	38,884,237
Buildings in progress	16,858,762	751,385	(431,756)	—	7,978	17,186,369
Total	74,575,386	844,990	—	(1,530,447)	153,115	74,043,044

	Net carrying					Foreign	Net carrying
	amount				Depreciation	currency	amount
Class	06/30/2024	Additions	Transfers	Disposals	of the period	translation	09/30/2024
Office equipment	410,338	3,231	—	—	(20,366)	4,188	397,391
Vehicles	2,200,349	—	—	(9,892)	(257,352)	—	1,933,105
Equipment and computer software	507,469	10,480	—	—	(61,339)	7,522	464,132
Fixtures and fittings	2,786,470	—	—	(129)	(202,788)	1,113	2,584,666
Machinery and equipment	16,710,328	165,281	39,488	(144)	(727,024)	89,732	16,277,661
Land and buildings	39,677,902	—	—	—	(255,501)	61,612	39,484,013
Buildings in progress	12,280,422	1,168,008	(39,488)	—	—	8,586	13,417,528
Total	74,573,278	1,347,000	—	(10,165)	(1,524,370)	172,753	74,558,496

The depreciation charge is included in Notes 5.3 and 5.4. The Group has no commitments to purchase property, plant and equipment items.

4.8.  Intangible assets

Intangible assets as of September 30, 2025 and 2024 included the following:

	Net carrying				Foreign	Net carrying
	amount		Transfers/	Amortization	currency	amount
Class	06/30/2025	Additions	Disposals	of the period	translation	09/30/2025
Seed and integrated products
HB4 technology and breeding program	36,464,171	108,522	—	(566,036)	—	36,006,657
Integrated seed products	2,526,410	—	—	(47,622)	(2,658)	2,476,130
Crop nutrition
Microbiological products	43,570,817	—	—	(951,827)	23,770	42,642,760
Microbiological products in progress	11,909,700	559,775	(2,602)	—	—	12,466,873
Other intangible assets
Trademarks and patents	46,201,854	12,587	—	(928,868)	—	45,285,573
Trademarks and patents with indefinite useful lives	7,827,309	—	—	—	—	7,827,309
Software	1,313,947	—	33,584	(152,899)	—	1,194,632
Software in progress	609,953	17,627	(33,584)	—	—	593,996
Customer loyalty	20,268,101	—	—	(338,998)	—	19,929,103
RG/RS/OX Wheat in progress	10,480,817	—	—	(262,020)	—	10,218,797
Total	181,173,079	698,511	(2,602)	(3,248,270)	21,112	178,641,830

	Net carrying				Foreign	Net carrying
	amount		Transfers/	Amortization	currency	amount
Class	06/30/2024	Additions	Disposals	of the period	translation	09/30/2024
Seed and integrated products
HB4 technology and breeding program	35,574,371	169,819	—	(522,087)	—	35,222,103
Integrated seed products	2,681,826	—	—	(48,542)	36,564	2,669,848
Crop nutrition
Microbiological products	41,187,249	—	—	(923,691)	1,670	40,265,228
Microbiological products in progress	10,452,861	1,484,198	—	—	1,118	11,938,177
Other intangible assets
Trademarks and patents	47,906,064	111,285	—	(1,019,600)	—	46,997,749
Trademarks and patents with indefinite useful lives	10,045,294	—	—	—	—	10,045,294
Software	1,827,983	—	137,598	(169,867)	80	1,795,794
Software in progress	580,728	95,816	(137,598)	—	—	538,946
Customer loyalty	21,636,760	—	—	(342,616)	—	21,294,144
RG/RS/OX Wheat in progress	5,000,000	—	—	—	—	5,000,000
Total	176,893,136	1,861,118	—	(3,026,403)	39,432	175,767,283

The amortization charge is included in Notes 5.3 and 5.4.

4.9.	Goodwill

	09/30/2025	06/30/2025
Rizobacter Argentina S.A.	28,080,271	28,080,271
Bioceres Crops S.A.	7,523,322	7,523,322
Pro farm Group, Inc.	76,089,749	76,089,749
Insumos Agroquímicos S.A.	470,090	470,090
	112,163,432	112,163,432

4.10. Trade and other payables

	09/30/2025	06/30/2025
Current
Trade creditors	85,215,667	87,073,151
Shareholders and other related parties (Note 14)	116,416	286,172
Trade creditors - Parent company (Note 14)	850,254	878,874
Trade creditors - Joint ventures and associates (Note 14)	3,741,996	3,625,406
Taxes	4,790,400	3,283,856
Miscellaneous	1,434,858	1,285,145
	96,149,591	96,432,604

Non-current
Trade creditors	4,785,300	4,785,300
Trade creditors - Joint ventures and associates (Note 14)	43,084,014	43,696,426
	47,869,314	48,481,726

4.11. Borrowings

	09/30/2025	06/30/2025
Current
Bank borrowings	60,950,049	93,752,214
Corporate bonds	24,183,969	25,265,276
Trust debt securities	—	710,636
	85,134,018	119,728,126
Non-current
Bank borrowings	27,875,496	12,271,490
Corporate bonds	25,926,536	25,926,536
	53,802,032	38,198,026

The Group has a pre-approved financing program authorized by the Argentine National Securities Commission (Comisión Nacional de Valores – CNV), which allows for the issuance of public corporate bonds for up to $200 million. As of September 30, 2025, the Group had utilized $50 million under this program, with $150 million remaining available for future use. The facility remains fully discretionary and may be utilized as needed by the Group.

As of September 30, 2025, the Group is in full compliance with all financial covenants agreed with Cooperatieve Rabobank U.A. under the amendment executed on September 5, 2025. Accordingly, the outstanding liability for the current period has been classified as non-current.

	09/30/2025		06/30/2025
	Amortized cost	Fair value	Amortized cost	Fair value
Current
Bank borrowings	60,950,049	56,377,945	93,752,214	83,183,234
Corporate Bonds	24,183,969	22,007,517	25,265,276	22,529,823

Non-current
Bank borrowings	27,875,496	20,552,530	12,271,490	9,402,501
Corporate Bonds	25,926,536	19,495,612	25,926,536	18,732,545

4.12.  Secured Notes

As outlined in Note 2, adverse market conditions negatively affected our performance metrics, resulting in a breach of the ratio thresholds stipulated in the Secured Notes. On November 10, 2025, we received a Declaration of Acceleration, and on November 11, 2025, the noteholders initiated legal proceedings against the Group seeking full payment of the amounts due. Since June 30, 2025, we have been unable to demonstrate an unconditional right to defer settlement of the liability for at least twelve months. Consequently, the liability was reclassified as current from that date. As of September 30, 2025, a total of $7.4 million has been accrued as a Prepayment Premium Fee, of which $4.7 million had already been recognized in June.

In accordance with the terms of the agreement, certain members of the Board of Directors were nominated by the noteholders and subsequently, after closing date, they resigned following the delivery of a reservation of rights letter sent by Jasper Lake through its legal counsel. Since September 30, 2025, one director nominated by the noteholders remained in position, the outstanding balance is reported as amounts payable to related Parties (see Note 14).

4.13.  Consideration for acquisition

	09/30/2025	06/30/2025
Current
Consideration for acquisition of assets	815,202	1,761,274
	815,202	1,761,274
Non-current
Consideration for acquisition of assets	355,981	397,774
	355,981	397,774

In July 2025, we partially settled the contingent consideration related to the Pro Farm acquisition, assumed as part of the business combination with Pro Farm Inc. (formerly Marrone Bio Innovations, Inc.), through the delivery of 237,054 treasury shares and the issuance of 220 new shares. As of September 30, 2025, an additional amount equivalent to 5,954 shares remains outstanding.

4.14.  Employee benefits and social security

	09/30/2025	06/30/2025
Salaries, accrued incentives, vacations and social security	5,400,253	6,108,130
Key management personnel (Note 14)	123,770	65,882
	5,524,023	6,174,012

4.15.  Deferred revenue and advances from customers

	09/30/2025	06/30/2025
Current
Advances from customers	2,322,877	4,282,668
	2,322,877	4,282,668
Non-current
Advances from customers	41,237	—
Deferred revenue	1,794,550	1,436,912
	1,835,787	1,436,912